Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fixed Maturities, Available-for-sale, allowance for credit losses	$ 14,282	$ 40,414	$ 2,008
Fixed maturities, available-for-sale, amortized cost	48,230,218	36,980,933
Fixed maturities, trading, amortized cost	5,241,598	4,415,277
Equity securities, at cost	2,826,642	2,650,542
Commercial mortgage and other loans, allowance for credit losses	51,190	37,715	$ 37,689	$ 20,263
Other invested assets, at fair value	133,830	68,623
Reinsurance Recoverable, Allowance for Credit Loss	145	10
Reinsurance recoverable and deposit receivables, embedded derivatives at fair value	804,855	645,193
Reinsurance and funds withheld payables, embedded derivatives at fair value	$ 265	$ 0
Common stock, par value (in dollars per share)	$ 10	$ 10
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	250,000	250,000
Common stock, shares outstanding	250,000	250,000
ASU 2016-13
Short-term investments, allowance for credit losses	$ 0	$ 49